Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Summary of Future Minimum Lease Payments

Future minimum lease payments as of December 31, 2018 and 2017 are as follows:

	December 31, 2018		December 31, 2017
	(In millions of Korean won)
Within a year	~~W~~	2,592	~~W~~	2,333
Over a year and within three years		2,738		358
Total	~~W~~	5,330	~~W~~	2,691